Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 07, 2012 Common Stock Class A	Mar. 07, 2012 Common Stock Class W
Entity Registrant Name	Clarion Partners Property Trust Inc.
Entity Central Index Key	0001476886
Document Type	POS AM
Post-Effective Amendment Number	4
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	On October 5, 2011, the U.S. Securities and Exchange Commission declared effective Post-Effective Amendment No. 1 to the Registration Statement on Form S-11 (the "Registration Statement") filed by Clarion Partners Property Trust Inc. (the "Company"). The Company is filing this Post-Effective Amendment No. 4 to the Registration Statement (this "Amendment") for the purpose of updating certain disclosures in its prospectus and filing certain exhibits. No additional securities are being registered pursuant to this Amendment.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		20,000	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 200,000	$ 200,000
Prepaid expenses	67,500
Other assets	4,573
Total assets	272,073	200,000
LIABILITIES AND STOCKHOLDER'S EQUITY
Due to affiliates	424,615
Total liabilities	424,615
Stockholder's equity:
Preferred stock, $0.01 par value per share (50,000,000 shares authorized, none issued)
Additional paid-in capital	199,800	199,800
Accumulated deficit	(352,542)
Total stockholder's equity	(152,542)	200,000
Total liabilities and stockholder's equity	272,073	200,000
Common Stock Class A
Stockholder's equity:
Common stock	200	200
Common Stock Class W
Stockholder's equity:
Common stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common Stock Class A
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	20,000	20,000
Common stock, shares outstanding	20,000	20,000
Common Stock Class W
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	0	0

Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expenses:
General and administrative	$ 352,542
Net Loss	$ (352,542)
Weighted average number of common shares outstanding:
Basic (in shares)	20,000	20,000
Diluted (in shares)	20,000	20,000
Net loss per common share:
Basic and diluted (in dollars per share)	$ (17.63)

Consolidated Statement of Stockholder's Equity (USD $)	Total USD ($)	Common Stock Class A	Common Stock Class W	Common Stock Common Stock Class A USD ($)	Common Stock Common Stock Class W USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2010	$ 200,000			$ 200	$ 0	$ 199,800
Balance (in shares) at Dec. 31, 2010		20,000	0	20,000	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	0
Issuance of common stock (in shares)	0
Net loss	(352,542)						(352,542)
Balance at Dec. 31, 2011	$ (152,542)			$ 200	$ 0	$ 199,800	$ (352,542)
Balance (in shares) at Dec. 31, 2011		20,000	0	20,000	0

Consolidated Statement of Cash Flows (USD $)	12 Months Ended
Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (352,542)
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in prepaid expenses	(67,500)
Increase in other assets	(4,573)
Increase in due to affiliates	424,615
Net cash provided by operating activities	0
Net change in cash and cash equivalents	0
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	$ 200,000

Organization and Offering	12 Months Ended
Dec. 31, 2011
Organization and Offering
Organization and Offering

1. Organization and Offering

Clarion Partners Property Trust Inc. (the “Company”), was formed on November 3, 2009 as a Maryland corporation and intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes. Substantially all of the Company’s business is conducted through CPT Real Estate LP, the Company’s operating partnership (the “Operating Partnership”). The Company is the sole general partner of the Operating Partnership and has contributed $199,000 to the Operating Partnership in exchange for its general partner interest. The initial limited partner of the Operating Partnership is CPT OP Partner LLC (“CPT OP Partner”), a wholly owned subsidiary of the Company, which has contributed $1,000 to the Operating Partnership. On May 16, 2011, the Company’s Registration Statement on Form S-11, as amended (File No. 333-164777) (the “Registration Statement”), for its initial public offering (the “Initial Offering”) was declared effective by the Securities and Exchange Commission (the “SEC”). As the Company issues shares of its common stock in its continuous public offering, it will transfer substantially all of the net proceeds of the offering to the Operating Partnership. Neither the Company nor the Operating Partnership has engaged in any significant operations to date. For the year ended December 31, 2011, the Company incurred a net loss of $352,542, representing general and administrative costs which consisted primarily of legal, accounting, printing fees and compensation for the Company’s independent directors. All of these costs were incurred on or after our registration statement for our offering was declared effective by the SEC on May 16, 2011. (See Note 2 for details of Offering and Organizational costs).

The Company was organized to invest primarily in a diversified portfolio of (1) income-producing properties which may include office, industrial, retail, multifamily residential, hospitality and other real property types, (2) debt and equity interests backed principally by real estate (collectively, “real estate related assets”) and (3) cash, cash equivalents and other short-term investments. As discussed in Note 3, the Company was initially capitalized by issuing 20,000 Class A shares of its common stock to Clarion Partners, LLC (“Clarion Partners”), the Company’s sponsor, on November 10, 2009. The Company’s fiscal year end is December 31.

CPT Advisors, LLC (the “Advisor”), a wholly owned subsidiary of Clarion Partners, manages the day-to-day operations of the Company.

The Company is offering to the public, pursuant to the Registration Statement, up to $2,000,000,000 of shares of its common stock in its primary offering and $250,000,000 of shares of its common stock pursuant to its distribution reinvestment plan. The Company is offering to the public two classes of shares of its common stock, Class A shares and Class W shares. The Company is offering to sell any combination of Class A and Class W shares with a dollar value up to the maximum offering amount. The Company may reallocate the shares offered between the primary offering and the distribution reinvestment plan. From May 16, 2011, the first date on which the Company’s shares were offered for sale to the public (the “Initial Offering Date”), until (1) the Company has received purchase orders for at least $10,000,000 (excluding purchase orders received from Pennsylvania and Tennessee investors) in any combination of Class A and Class W shares of its common stock (the “Minimum Offering Amount”) and (2) the Company’s board of directors has authorized the release of the escrowed funds to the Company by May 10, 2012 (the “Escrow Period”), the per-share purchase price for shares of the Company’s common stock will be $10.00, plus, for Class A shares only, applicable selling commissions. The Company will not sell any shares to Pennsylvania investors unless, before May 16, 2012, it has received purchase orders for at least $66,700,000 (including purchase orders received from residents of other jurisdictions where a lower minimum offering amount applies) in any combination of Class A shares and Class W shares from persons not affiliated with the Company or the Advisor. In addition, the Company will not sell any shares to Tennessee investors unless, before May 16, 2012, it receives purchase orders (including purchase orders received from residents of other jurisdictions where a lower minimum offering amount applies) for at least $50,000,000 in any combination of Class A shares and Class W shares from persons not affiliated with the Company or the Advisor. After the close of the Escrow Period, shares will be sold at the Company’s net asset value (“NAV”) per share, plus, for Class A shares only, applicable selling commissions. Each class of shares will have a different NAV per share because certain fees are charged differently with respect to each class. NAV per share is calculated by dividing a class’s NAV at the end of each trading day by the number of shares outstanding for that class on such day. If (1) the Company does not raise the Minimum Offering Amount by May 10, 2012 or (2) the Company’s board of directors does not determine that it is in the best interest of the stockholders of the Company to cause the proceeds raised in the offering to be released to the Company within such period so that it may commence operations, the offering will be terminated and the Company’s escrow agent will promptly send each prospective stockholder a full refund of its investment with interest and without deduction for escrow expenses. Notwithstanding the foregoing, each prospective stockholder may elect to withdraw its purchase order and request a full refund of its investment with interest and without deduction for escrow expenses at any time during the Escrow Period. In addition, if the Company raises the Minimum Offering Amount and the proceeds are released to the Company, investors will also receive additional shares of the Company’s common stock in an amount equal to their pro rata share of the interest earned from the escrow account based on the number of days each investor’s proceeds were held in the escrow account. As of December 31, 2011, the Company had not raised the Minimum Offering Amount or commenced any significant operations.

On February 3, 2012, the Company’s board of directors extended the Escrow Period through November 12, 2012. (See Note 8 for Subsequent Events).

On June 9, 2011, Clarion Partners was acquired from ING Groep N.V., its former indirect sole parent, by Clarion Partners’ senior management in partnership with Lightyear Capital LLC, a private equity firm specializing in the financial services industry. As a result of the transaction, an affiliate of Lightyear Capital LLC now owns a majority interest in Clarion Partners, with a significant minority interest, as well as day-to-day management control, retained by Clarion Partners’ management. Following the closing of the acquisition of Clarion Partners, the Dealer Manager (defined below) is no longer an affiliate of the Advisor.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, CPT OP Partner and the Operating Partnership. All significant intercompany balances and transactions are eliminated in consolidation. The financial statements of the Company’s subsidiaries are prepared using accounting policies consistent with those of the Company.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles  (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value and may consist of investments in money market accounts. There are no restrictions on the use of the Company’s cash balance.

Financial Instruments Not Measured at Fair Value

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and for due to affiliates approximate their fair values.

Prepaid Expenses

Prepaid expenses currently include board of directors fees incurred as of the consolidated balance sheet date that relate to future periods. Any amounts with no future economic benefit are charged to earnings when identified.

Other Assets

Other assets include deferred financing costs, which are the direct costs associated with obtaining financing. Such costs include commitment fees, legal fees and other third-party costs associated with obtaining commitments for financing that result in a closing of such financing. The Company will amortize these costs into interest expense on a straight-line basis, which approximates the effective interest method, over the terms of the obligations, once the loan process is completed. The Company has not executed definitive loan documentation regarding a line of credit with any lender.

Organization and Offering Costs

Organization and offering expenses (other than selling commissions) include costs and expenses incurred by the Company in connection with the Company’s formation, preparing for the offering, the qualification and registration of the offering, and the marketing and distribution of the Company’s shares. Offering costs will include, but are not limited to the dealer manager and distribution fees, accounting and legal fees (including legal fees of the Dealer Manager), costs to amend the Registration Statement and to prepare prospectus supplements, printing, mailing and distribution costs, filing fees, amounts to reimburse the Advisor or its affiliates for the salaries of employees and other costs in connection with preparing supplemental sales literature, amounts to reimburse the Dealer Manager for amounts that it may pay to reimburse the bona fide due diligence expenses of any participating broker-dealers supported by detailed and itemized invoices, fees of the transfer agent, registrars, trustees, depositories and experts, the cost of educational conferences held by the Company (including the travel, meal and lodging costs of registered representatives of any participating broker-dealers), and attendance fees and cost reimbursement for employees of affiliates to attend retail seminars conducted by broker-dealers.

The Advisor and the Dealer Manager have agreed to fund the Company’s organization and offering expenses incurred through the Escrow Period.  The Company will reimburse the Advisor and the Dealer Manager for such expenses over 60 months following the end of the Escrow Period. The Company will reimburse the Advisor and the Dealer Manager for any offering expenses incurred after the end of the Escrow Period by the Advisor and the Dealer Manager on its behalf as and when incurred; provided, however, that total organization and offering costs (including selling commissions, dealer manager and distribution fees and bona fide due diligence expenses) may not exceed 15% of the gross proceeds from the primary offering.

Organizational expenses will be expensed as incurred. Offering costs incurred by the Company and the Advisor on behalf of the Company will be deferred and charged against the proceeds of the continuous public offering. Such costs will be treated as a reduction of total proceeds.  The Advisor has funded on behalf of the Company costs totaling approximately $4.4 million through December 31, 2011.  The $4.4 million is comprised of $3.6 million of offering costs, $0.4 million of organizational costs, and $0.4 million of operating expenses.

On February 24, 2012, the Company’s board of directors amended the advisory agreement, which will require organization, offering and operating expenses to be reimbursed ratably on a monthly basis over the period that begins 12 months after the end of the Escrow Period and ends 60 months after the end of the Escrow Period. (See Note 8 for Subsequent Events).

Income Taxes

The Company intends to elect to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the Company’s taxable year ending December 31 of the year in which the Escrow Period concludes. In order to maintain the Company’s qualification as a REIT, the Company is required to, among other things, distribute at least 90% of the Company’s REIT taxable income to the Company’s stockholders and meet certain tests regarding the nature of the Company’s income and assets. As a REIT, the Company will not be subject to federal income tax with respect to the portion of the Company’s income that meets certain criteria and is distributed annually to stockholders. The Company intends to operate in a manner that allows the Company to meet the requirements for taxation as a REIT. Many of these requirements, however, are highly technical and complex. If the Company were to fail to meet these requirements, it could be subject to federal income tax on the Company’s taxable income at regular corporate rates. The Company would not be able to deduct distributions paid to stockholders in any year in which it fails to qualify as a REIT. The Company will also be disqualified for the four taxable years following the year during which qualification was lost unless the Company is entitled to relief under specific statutory provisions.

Basic and Diluted Earnings (Loss) per Common Share

Basic earnings (loss) per common share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during each period. Diluted earnings (loss) per share includes the effects of potentially issuable common shares, but only if dilutive.  There are no dilutive shares as of December 31, 2011.

Stock-Based Compensation

The Company has adopted a stock-based long-term incentive award plan for employees, directors, consultants and advisors. The Company accounts for this plan in accordance with ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards granted. No stock awards were issued under the plan as of December 31, 2011.

Accounting Standards Updates

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05 (ASU 2011-05), Presentation of Comprehensive Income, which amends ASC 220 to move the presentation of Other Comprehensive Income from the statement of stockholder’s equity to either a continuous statement of comprehensive income or to two separate consecutive statements. ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the disclosure requirements of ASU 2011-05 for 2012.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC 820 to change certain fair value principles to eliminate differences between US GAAP and IFRS. ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the implication of ASU 2011-04 and its disclosure requirements for 2012.

Capitalization	12 Months Ended
Dec. 31, 2011
Capitalization
Capitalization

3. Capitalization

Under the Company’s charter, the Company has the authority to issue 1,000,000,000 shares of its common stock, 700,000,000 of which are classified as Class A shares and 300,000,000 of which are classified as Class W shares, and 50,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. On November 10, 2009, Clarion Partners purchased 20,000 Class A shares of the Company’s common stock for total cash consideration of $200,000 to provide the Company’s initial capitalization. The Company’s board of directors is authorized to amend its charter, without the approval of the stockholders, to increase or decrease the aggregate number of authorized shares of capital stock or the number of shares of any class or series that the Company has authority to issue.

Distribution Reinvestment Plan

The Company has adopted a distribution reinvestment plan that will allow stockholders to have the cash distributions attributable to the class of shares that the stockholder owns automatically invested in additional shares of the same class. Shares are offered pursuant to the Company’s distribution reinvestment plan at NAV per share applicable to that class, calculated as of the distribution date. Stockholders who elect to participate in the distribution reinvestment plan, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of the Company’s common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions used to purchase those shares of its common stock in cash.

Share Redemption Plan

The Company has adopted a redemption plan whereby on a daily basis stockholders may request the redemption of all or any portion of their shares beginning on the first day of the calendar quarter following the conclusion of the Escrow Period. The redemption price per share will be equal to the Company’s NAV per share of the class of shares being redeemed on the date of redemption. Redemptions will be limited to approximately 20% of the Company’s total NAV per calendar year, administered as a quarterly limitation of 5% of the Company’s combined NAV of both classes of shares as of the last day of the previous calendar quarter.

While there is no minimum holding period, shares redeemed within 365 days of the date of purchase will be redeemed at the Company’s NAV per share of the class of shares being redeemed on the date of redemption less a short-term trading discount equal to 2% of the gross proceeds otherwise payable with respect to the redemption. The Company may waive the short-term trading discount (1) with respect to redemptions resulting from death or qualifying disability or (2) in the event that a stockholder’s shares are redeemed because the stockholder has failed to maintain the $2,000 minimum account balance described below.

In the event that any stockholder fails to maintain a minimum balance of $2,000 of shares of common stock, the Company may redeem all of the shares held by that stockholder at the redemption price per share in effect on the date it is determined that the stockholder has failed to meet the minimum balance, less the short-term trading discount of 2%, if applicable. Minimum account redemptions will apply even in the event that the failure to meet the minimum balance is caused solely by a decline in the Company’s NAV.

The Company’s board of directors has the discretion to suspend or modify the share redemption plan if (1) it determines that such action is in the best interests of the Company’s stockholders, (2) it determines that it is necessary due to regulatory changes or changes in law or (3) it becomes aware of undisclosed material information that it believes should be publicly disclosed before shares are redeemed. In addition, the Company’s board of directors may suspend the offering, including the share redemption plan, if it determines that the calculation of NAV is materially incorrect or there is a condition that restricts the valuation of a material portion of the Company’s assets.

On February 15, 2012, the Company’s board of directors modified the redemption plan to provide that the total amount of “net redemptions” during any calendar quarter is limited to shares whose aggregate value (based on the redemption price per share on the day the redemption is effected) is 5% of the combined NAV of both classes of shares, calculated as of the last day of the previous calendar quarter. (See Note 8 for Subsequent Events).

Related Party Arrangement	12 Months Ended
Dec. 31, 2011
Related Party Arrangement
Related Party Arrangement

4. Related Party Arrangement

Advisory Agreement

The Company will pay the Advisor an advisory fee equal to (1) a fixed component that accrues daily in an amount equal to 1/365th of 0.90% of the Company’s NAV for each class for such day and (2) a performance component calculated for each class on the basis of the total return to stockholders of the class in any calendar year, such that for any year in which the Company’s total return per share allocable to such class exceeds 6% per annum, the Advisor will receive 25% of the excess total return allocable to that class; provided that in no event will the performance component exceed 10% of the aggregate total return allocable to such class for such year. The fixed component of the advisory fee is payable quarterly in arrears and the performance component is payable annually in arrears. In the event the Company’s NAV per share for either class or common stock decreases below $10.00, any increase in NAV per share to $10.00 with respect to that class will not be included in the calculation of the performance component. The Company will reimburse the Advisor for all expenses paid or incurred by the Advisor in connection with the services provided to the Company, subject to the limitation that the Company will not reimburse the Advisor for any amount by which its operating expenses (including the advisory fee) at the end of the four preceding fiscal quarters exceed the greater of: (1) 2% of its average invested assets; or (2) 25% of its net income determined without reduction for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of the Company’s assets for that period. Notwithstanding the above, the Company may reimburse the Advisor for expenses in excess of this limitation if a majority of the independent directors determines that such excess expenses are justified based on unusual and non-recurring factors.

Our Advisor has agreed to fund our offering and organization expenses through the escrow period.  In addition, our advisor has agreed to fund our operating expenses through the escrow period, including, without limitation, director compensation and legal, accounting, tax and consulting fees. We will reimburse our Advisor for these expenses ratably on a monthly basis over the period that ends 60 months after the end of the escrow period. Through December 31, 2011, these expenses totaled approximately $4.4 million, and as of March 7, 2012, no fees or reimbursements have been made to our Advisor.

On February 24, 2012, the Company’s board of directors amended the advisory agreement, which will require organization, offering and operating expenses to be reimbursed ratably on a monthly basis over the period that begins 12 months after the end of the Escrow Period and ends 60 months after the end of the Escrow Period. (See Note 8 for Subsequent Events).

Dealer Manager Agreement

The Company has executed a dealer manager agreement with ING Investments Distributor, LLC (the “Dealer Manager”) pursuant to which the Dealer Manager will serve as the dealer manager for the Company’s offering and assume responsibility for marketing the Company’s shares. For these services, the Dealer Manager will earn selling commissions of up to 3% of the total price per Class A share of the shares purchased in the primary offering as of the date of purchase. Pursuant to separately negotiated agreements, the Dealer Manager will engage and pay the selling commissions it receives to broker-dealers participating in the offering. No selling commissions will be paid for Class W shares or for sales under the distribution reinvestment plan.

The Company will pay the Dealer Manager a dealer manager fee that accrues daily in an amount equal to 1/365th of 0.55% of the Company’s NAV for each share class for such day. The dealer manager fee will be payable quarterly in arrears. The Dealer Manager may reallow a portion of the dealer manager fee equal to an amount up to 1/365th of 0.20% of the Company’s NAV to participating broker-dealers based on factors set forth in the participating broker-dealer agreements. In the event the Dealer Manager reallows less than all of the reallowable portion of the dealer manager fee, the fee paid to the Dealer Manager will be reduced in part.

The Company will also pay the Dealer Manager, with respect to Class A shares only, a distribution fee that accrues daily in an amount equal to 1/365th of 0.50% of the Company’s NAV for the Class A shares for such day. The distribution fee is not payable with respect to Class W shares. The distribution fee will be payable in arrears on a quarterly basis. The Dealer Manager will reallow the distribution fee to participating broker-dealers for services that the broker-dealers perform in connection with the distribution of the Class A shares.

Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2011
Long-Term Incentive Plan
Long-Term Incentive Plan

5.  Long-Term Incentive Plan

The Clarion Partners Property Trust Inc. Long-Term Incentive Plan (the “Long-Term Incentive Plan”) was adopted by the Company’s board of directors on September 22, 2010, and provides for the grant of equity awards to employees, directors, consultants and advisors. Subject to adjustment as set forth in the Long-Term Incentive Plan, the aggregate number of shares reserved and available for issuance is 4,000,000, not to exceed 2% of the Company’s total outstanding shares as of the date of any proposed grant. The vesting period of stock-based awards will be determined by the Company’s board of directors or a committee thereof, and the exercise term will be limited to ten years. Subject to availability under the Long-Term Incentive Plan and among other restrictions as described in the Clarion Partners Property Trust Inc. Independent Directors Compensation Plan, which operates as a subplan of the Long-Term Incentive Plan, each independent director will receive an initial grant of 5,000 Class A shares of restricted stock (the “Initial Restricted Stock Grant”) on the date that the Company issues 15,000,000 shares of stock. Each new independent director that subsequently joins the board of directors will receive the Initial Restricted Stock Grant on the date he or she joins the board. Each restricted stock grant issued following the Initial Restricted Stock Grant will generally vest on the first anniversary of the grant date, except that the Initial Restricted Stock Grant will vest on the day immediately preceding the first annual stockholders meeting held after the date that the Company issues 15,000,000 shares of stock.

No stock awards were issued under the Long-Term Incentive Plan as of December 31, 2011.

Distributions	12 Months Ended
Dec. 31, 2011
Distributions
Distributions

6. Distributions

The Operating Partnership’s limited partnership agreement generally provides that the Operating Partnership will distribute cash flow from operations and net sales proceeds from disposition of assets to the partners of the Operating Partnership in accordance with their relative percentage interests, on at least a quarterly basis, in amounts determined by the Company, as the general partner.

Economic Dependency	12 Months Ended
Dec. 31, 2011
Economic Dependency
Economic Dependency

7. Economic Dependency

The Company will be dependent on the Advisor and the Dealer Manager for certain services that are essential to the Company, including the sale of the Company’s shares of common stock, asset acquisition and disposition decisions and other general and administrative responsibilities. In the event that the Advisor or the Dealer Manager is unable to provide such services, the Company would be required to find one or more alternative service providers.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

8. Subsequent Events

The Company has evaluated subsequent events through the filing of the Form 10-K.

On February 24, 2012, the Company entered into an amendment to the advisory agreement to (1) require organization, offering and operating expenses to be reimbursed ratably on a monthly basis over the period that begins 12 months after the end of the Escrow Period and ends 60 months after the end of the Escrow Period and (2) remove the requirement that the Company raise a minimum amount of offering proceeds before the Advisor begins to earn the fixed component of the advisory fee.

On February 15, 2012, the Company’s board of directors modified the redemption plan to provide that the total amount of “net redemptions” during any calendar quarter is limited to shares whose aggregate value (based on the redemption price per share on the day the redemption is effected) is 5% of the combined NAV of both classes of shares, calculated as of the last day of the previous calendar quarter.  “Net redemptions” means the excess of the Company’s share redemptions (capital outflows) over its share purchases (capital inflows) in its offering. As a result, redemptions will count against the 5% cap during a calendar quarter only to the extent the aggregate value of share redemptions during the quarter exceeds the aggregate value of share purchases in the same quarter. If the quarterly redemption limitation is reached during a given day, the Company will no longer accept redemptions for the remainder of the quarter, regardless of additional share purchases by investors in the Company’s public offering for the remainder of such quarter.

On February 3, 2012, the Company amended the escrow agreement to extend the Escrow Period through November 12, 2012.